Warrants - Summary of Warrant Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Outstanding at beginning	10,125
Exercised		67,125	297,750
Outstanding at End	10,125	10,125
Outstanding at ending	1 year 11 months 15 days
Outstanding at End	1 year 11 months 15 days
Warrant
Class of Warrant or Right [Line Items]
Outstanding at beginning	7,691	7,759	7,682
Outstanding at beginning	$ 11.75	$ 11.66	$ 11.76
Outstanding at End		2 years 2 months 16 days
Issued	0
Exercised	0	(68)	(298)
Forfeited or expired	0	0
Outstanding at End	7,691	7,691	7,759
Outstanding at End	$ 11.75	$ 11.75	$ 11.66
Outstanding at ending		2 years 2 months 15 days
Exercisable at ending		$ 11.75
Exercisable at ending	7,691
Exercisable at ending	$ 11.75
Outstanding at End		2 years 2 months 15 days